Provisions - Economic benefits associated with the provision (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Carrying value	€ 75.4	€ 130.7	€ 133.2
Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	75.4	130.7	133.2	€ 133.3
Less than one year | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	43.3	100.5	52.8
Later than one year and not later than two years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	12.1	18.8	57.6
Later than two years and not later than three years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	3.2	7.6	16.2
Later than three years and not later than four years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	5.9	€ 3.8	€ 6.6
Thereafter | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	€ 10.9